Share-based compensation (Options Granted to Non-employee) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 11, 2007
Share-based Goods and Nonemployee Services Transaction [Line Items]
Compensation cost to non-employees	$ 0	$ 0	$ 55,944
Non Employee Consultant [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of shares approved for issuance through exercise of options				333,333
Option exercise price				$ 0.0001
Employees of Jiantou Xinyuan [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of shares approved for issuance through exercise of options				343,788
Employees of Jiantou Xinyuan [Member] | Minimum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Option exercise price				$ 0.0001
Vesting period				40 months
Employees of Jiantou Xinyuan [Member] | Maximum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Option exercise price				$ 2.50
Vesting period				60 months
Employees of Jiantou Xinyuan, Two [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of shares approved for issuance through exercise of options				52,004
Vesting period				36 months